Ordinary Shares - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Shares Held	29,186,898	28,384,149	29,701,893
EatBetter Holding Limited [Member]
Common Shares Held	29,186,898	28,384,149	29,701,893
Common Class A [Member]
Shares repurchased during period	3,180,414	0	406,717
Common Class A [Member] | EatBetter Holding Limited [Member]
Shares repurchased during period	3,333,761	0	363,315
Common Class A [Member] | Glory Graze Holding Limited [Member] | EatBetter Holding Limited [Member]
Ordinary shares are held in trust	37,134,116	36,331,367